Fair Value (Tables)	12 Months Ended
Dec. 31, 2012
Fair Value [Abstract]
Assets and Liabilities Reported on the Consolidated Statements of Financial Condition at their Fair Value on a Recurring Basis

As of December 31, 2012

(Dollar amounts in thousands)
	Quoted Prices in Active Markets for Identical Assets or Liabilities (Level I)	Significant Other Observable Inputs (Level II)	Significant Unobservable Inputs (Level III)	Total
Assets:
Securities available for sale
Trust preferred securities	$-	$1,848	$36,179	$38,027
Municipal securities	-	190,887	-	190,887
Equity securities	1,818	-	-	1,818
Corporate bonds	-	225,795	-	225,795
Mortgage backed securities
U.S. sponsored entities	-	649,933	-	649,933
Private label	-	4,316	-	4,316

Subtotal mortgage-backed securities	-	654,249	-	654,249

Total securities available for sale	$1,818	$1,072,779	$36,179	$1,110,776

Other Assets
Interest rate caps	-	90	-	90

Total other assets	$-	$90	$-	$90

Liabilities:
Other Liabilities
Interest rate swaps	-	5,743	-	5,743

Total other liabilities	$-	$5,743	$-	$5,743

As of December 31, 2011

(Dollar amounts in thousands)
	Quoted Prices in Active Markets for Identical Assets or Liabilities (Level I)	Significant Other Observable Inputs (Level II)	Significant Unobservable Inputs (Level III)	Total
Assets:
Securities available for sale
Trust preferred securities	$-	$1,755	$35,789	$37,544
Municipal securities	-	184,485	-	184,485
Equity securities	2,103	-	-	2,103
Corporate bonds	-	164,779	-	164,779
Mortgage backed securities
U.S. sponsored entities	-	732,302	-	732,302
Private label	-	8,903	-	8,903

Subtotal mortgage-backed securities	-	741,205	-	741,205

Total securities available for sale	$2,103	$1,092,224	$35,789	$1,130,116

Other Assets
Interest rate caps	-	532	-	532

Total other assets	$-	$532	$-	$532

Liabilities:
Other Liabilities
Interest rate swaps	-	5,531	-	5,531

Total other liabilities	$-	$5,531	$-	$5,531

Fair Value Measurements Using Significant Unobservable Inputs (Level III)

	Trust Preferred Securities
	2012	2011
Beginning balance January 1,	$35,789	$37,361
Total net realized/unrealized gains (losses)
Included in earnings:
Interest income on securities	14	14
Net realized loss on securities available for sale	(5)	(78)
Included in other comprehensive income (loss)	381	(1,008)
Transfers in and/or out of Level III	-	-
Purchases, issuances, sales and settlements
Purchases	-	-
Issuances	-	-
Sales	-	-
Settlements	-	(500)

Ending balance, December 31,	$36,179	$35,789

Changes in Unrealized Gains and Losses Recorded in Earnings for Level III Assets and Liabilities

	Securities available for sale
	2012	2011
Interest income on securities	$14	$14
Net realized loss on securities available for sale	(5)	(78)

Total	$9	$(64)

Schedule of fair value level III assets measured at fair value on a recurring or non- recurring basis

(Dollar amounts in thousands)	Fair Value at December 31, 2012	Fair Value at December 31, 2011	Valuation Technique	Significant Unobservable Inputs	Range/Weighted Average
Trust Preferred Securities	$36,179	$35,789	Discounted Cash Flow	Credit Spreads	45-80 basis points
				Liquidity Risk Adjustments	20-65 basis points
				Default Rates	.6% -1%
Impaired Loans	14,740	14,054	Discounted Cash Flow	Remaining term Discount Rate	.7 yrs to 21.8 yrs 3.8% - 7.0%
			Appraisal of collateral (1)	Interest Rate	3.3% - 16.3%
Real estate acquired through foreclosure	2,441	3,883	Appraisal of collateral (1)	N/A	N/A
Servicing assets	14	16	Discounted Cash Flow	Remaining term	.2 yrs - 18.8 yrs
				Discount Rate	11.25% - 12.25%

(1)

Fair value is generally determined through independent appraisals of the underlying collateral, which generally includes various level III inputs which are not identifiable. Appraisals may be adjusted by management for qualitative factors such as economic conditions and estimated liquidation expenses.